Employee Benefit Plans (Effect of a 1% Change in Health Care Cost Trend Rate Assumptions) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Effect on total service and interest cost components, 1% Increase	$ 130,000
Effect on total service and interest cost components, 1% Decrease	(105,000)
Effect on accumulated postretirement benefit obligation, 1% Increase	1,911,000
Effect on accumulated postretirement benefit obligation, 1% Decease	$ (1,568,000)